SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
SHARE CAPITAL

NOTE 9 – SHARE CAPITAL

The Company is authorized to issue 600,000,000 shares of its $0.001 par value Common Stock and 10,000,000 shares of its $0.001 par value preferred stock.

Common Stock and Preferred Stock

In February 2020, the Company issued 15,000 shares of its Common Stock to pay professional and consulting fees. Total fair value of $240,000 was recorded as an expense. In June 2020, the Company issued 10,125 shares of its Common Stock to pay consulting fees and interest expense. Total fair value of $95,000 was recorded as an expense. In August 2020, the Company issued 4,839,871 shares of its Common Stock to pay consulting fees and interest expense. Total fair value of $489,462 was recorded as an expense. In October 2020, the Company issued 80,125 shares of its Common Stock to pay consulting fees and interest expense. Total fair value of $553,820 was recorded as an expense. During May 2020, the Company issued 875 shares of its Common Stock in exchange for a debt reduction of $7,000.

During the year ended December 31, 2020, the Company issued 215,948 shares of its Common Stock and issued five-year warrants to sell 31,250 shares of Common Stock in connection with issue of short-term loans. The fair value of these share incentives was calculated to be $1,881,761 which was recorded as a discount to the notes payable and amortized to interest expense over the term of those loan agreements. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2020, is $1,411,203.

During the year ended December 31, 2020, the Company issued 121,250 shares of its Common Stock and completed the conversion of short-term notes with a face value of $1,080,000 and accrued interest. The fair value of these shares was calculated to be $1,651,900, resulting in a Loss on Extinguishment of Debt of $916,242.

During the year ended December 31, 2020, the Company issued 33,750 shares of its Common Stock to pay professional and consulting fees. Total fair value of $375,000 was recorded as an expense.

On January 5, 2021, the Company issued 3,875 shares of Common Stock of the Company valued at $4.80 per share as an interest payment on an outstanding note.

On January 12, 2021, the Company received an equity investment of $50,000 to purchase 10,417 shares of the Company’s Common Stock by Subscription Agreement at $4.80 per share.

The Company entered into a one-year promissory note dated March 4, 2021, in the amount of $50,000. The Company will pay monthly interest payments at 12% per annum to the holder of the note. A component of the note issued 7,500 shares of Common Stock to the note holder.

On March 5, 2021the Company received an equity investment of $100,000, to purchase 20,833 shares of the Company’s Common Stock by Subscription Agreement at $4.80 per share.

On March 10, 2021, the Company issued 3,500 shares of Common Stock to pay interest on an outstanding note.

On March 10, 2021, the Company issued 3,875 shares of Common Stock to pay interest on an outstanding note.

On March 10, 2021, the Company issued 3,991 shares of Common Stock of the Company valued at $4.80 per share as payment for services rendered.

On April 9, 2021, in connection with a $1,000,000 bridge loan, the Company issued Ronald A. Smith, our COO, a warrant to purchase 25,000 shares of the Company’s Common Stock at an exercise price of $8.00 per share with a five-year term.

On April 9, 2021, the Company entered into two employment agreements with recently appointed officers, whereby it agreed to issue 109,375 shares of Common Stock to such officers. In addition, the Company entered into amendments to the current employment agreements with its Chief Executive Officer and President, whereby it agreed to issue 100,000 shares of Common Stock.

On April 20, 2021, the Company issued 1,875 shares of Common Stock in return for services rendered.

On April 22, 2021, the Company entered into a settlement agreement with a current debt holder, whereby the Company agreed to repay the $151,688 balance owing on the note owed to such holder with a cash payment of $50,000 and the issuance of 25,000 shares of Common Stock, with a stated value of $100,688.

On June 11, 2021, the Company sold 10,000 units at $7 per unit consisting of 10,000 shares of Series B Preferred Stock and 12,500 three-year warrants to purchase 1 share of Common Stock per warrant at 8.00 to an accredited investor.

On June 14, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B Preferred Stock and 6,250 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor.

On June 14, 2021, a holder of various outstanding notes converted outstanding principal and interest to 42,658 units at $7 per unit consisting of 42,658 shares of Series B Preferred Stock and 53,322 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 15, 2021, a holder of various outstanding notes converted outstanding principal and interest to 57,143 units at $7 per unit consisting of 57,143 shares of Series B Preferred Stock and 71,429 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 15, 2021, a holder of an outstanding note converted outstanding principal and interest to 75,143 units at $7 per unit consisting of 75,143 shares of Series B Preferred Stock and 93,929 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 18, 2021, the Company sold 28,572 units at $7 per unit consisting of 28,572 shares of Series B Preferred Stock and 35,715 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor.

On June 21, 2021, a holder of an outstanding note converted a portion of outstanding principal to 50,000 units at $7 per unit consisting of 50,000 shares of Series B Preferred Stock and 62,500 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 28, 2021, the Company sold 5,000 units at $7 per unit consisting of 5,000 shares of Series B Preferred Stock and 6,250 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor.

On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 16,000 units at $7 per unit consisting of 16,000 shares of Series B Preferred Stock and 20,000 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 29, 2021, a holder of an outstanding note converted outstanding principal and interest to 8,000 units at $7 per unit consisting of 8,000 shares of Series B Preferred Stock and 10,000 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00.

On June 30, 2021, the Company sold 15,000 units at $7 per unit consisting of 15,000 shares of Series B Preferred Stock and 18,750 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor.

On June 30, 2021, the Company sold 7,143 units at $7 per unit consisting of 7,143 shares of Series B Preferred Stock and 8,929 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor.

On July 21, 2021, the Company issued 15,250 shares of Common Stock as interest payments on an outstanding note.

On July 22, 2021, the Company issued 16,250 shares of Common Stock as a component of a note payable.

On July 26, 2021, the Company filed a Certificate of Designation and Amendment with the Nevada Secretary of State to increase the number of shares constituting the Series B Convertible Preferred Stock from 250,000 to 350,000.

On July 26, 2021, the Company sold 7,500 units at $7 per unit consisting of 7,500 shares of Series B Preferred Stock and 9,375 three-year warrants to purchase 1 share of Common Stock per warrant at $8.00 to an accredited investor by subscription agreement.

On July 29, 2021, the Company issued 10,000 shares of Common Stock as a conversion of Series B Preferred Stock.

On July 30, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 9,416 shares of Common Stock to Rocco LaVista, our VP of Business Development, for services.

On August 3, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 9,416 shares of Common Stock to Charles A. Ross, Jr., our CEO, for services.

On August 4, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 9,416 shares of Common Stock to Doug E. Grau, our President, for services.

On August 12, 2021, the Company issued 3,875 shares of Common Stock as an interest payment on an outstanding note.

On August 18, 2021, the Company issued 53,322 shares of Common Stock as a conversion of Series B Preferred Stock.

On September 3, 2021, the Company issued 431 shares of Common Stock as a component of a note.

On September 8, 2021, the Company issued 3,875 shares of Common Stock as an interest payment on an outstanding note.

On September 21, 2021, the Company issued 1,250 shares of Common Stock as a component of a note.

On September 21, 2021, the Company issued 6,250 shares of Common Stock as a component of a note.

On September 30, 2021, the Company issued 1,563 shares of Common Stock as a component of a note extension.

On September 30, 2021, the Company issued 3,750 shares of Common Stock as an interest payment on an outstanding note.

On September 30, 2021, the Company issued 34,492 shares of Common Stock as an interest payment on outstanding notes.

On October 25, 2021, the Company issued 13,393 shares of Common Stock and 13,393 three-year warrants to purchase Common Stock for $8.00 for an investment of $75,000 by an accredited investor.

On October 29, 2021, the Company issued 14,750 shares of Common Stock as an interest payment on an outstanding note.

On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 6,250 shares of Common Stock to a legal consultant of the Company for services.

On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 6,250 shares of Common Stock to a financial consultant of the Company for services.

On December 2, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 6,250 shares of Common Stock to a consultant of the Company for services.

On December 2, 2021, the Company issued 44,125 shares of Common Stock as interest payments on outstanding notes.

On December 2, 2021, the Company issued 18,878 shares of Common Stock to convert three outstanding notes to equity.

On December 2, 2021, the Company issued 23,705 shares of Common Stock as a conversion of Series B Preferred stock.

On December 2, 2021, the Company issued 1,250 shares of Common Stock in return for services.

At December 31, 2021 and December 31, 2020, there were 1,597,370 and 910,100 shares of Common Stock issued and outstanding, respectively.